JPMorgan Global Bond Opportunities Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Global Bond Opportunities Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 463
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	931
Expense Example, No Redemption, 10 Years	1,627
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	1,720
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	438
Expense Example, No Redemption, 10 Years	$ 998